Trade and other receivables, net Schedule Of Trade And Other Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [Line Items]
Trade receivables	$ 1,059	$ 963
Other receivables	69	78
Amounts receivable, related party transactions	8	10
Total current trade and other receivables, net	1,136	1,051
Other receivables	23	22
Total non-current receivables	352	352
Gross carrying amount [member]
Trade Receivables [Line Items]
Trade receivables	1,067	976
Accumulated impairment [member]
Trade Receivables [Line Items]
Trade receivables	(8)	(13)
Rank Group Limited [member]
Trade Receivables [Line Items]
Amounts receivable, related party transactions	$ 329	$ 330